UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       7/30/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             130

Form 13F Information Table Value Total:  $      457,443
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                                    COM            88579Y101    11098   123864 SH       SOLE                123864      0    0
AES Trust III                             PFD            00808N202     1633    33156 SH       SOLE                 33156      0    0
AGL Resources                             COM            001204106      795    20523 SH       SOLE                 20523
AT&T Inc.                                 COM            00206r102      425    11905 SH       SOLE                 11905      0    0
Aflac Inc.                                COM            001055102     5191   121880 SH       SOLE                121880
Amer Electric Power Co.                   COM            025537101     1595    39969 SH       SOLE                 39969
American Express Co.                      COM            025816109    13495   231832 SH       SOLE                231832
Amerigas Partners LP                      COM            030975106      745    18275 SH       SOLE                 18275
Annaly Mortgage Management                COM            035710409     6047   360358 SH       SOLE                360358
Apache Corporation Convertible            PFD            037411808     2261    44995 SH       SOLE                 44995      0    0
Apple Computer Inc.                       COM            037833100    10413    17831 SH       SOLE                 17831
Ares Capital Corporation                  COM            04010L103     5067   317510 SH       SOLE                317510      0    0
Atlantic Power Corp.                      COM            04878Q863     3993   311728 SH       SOLE                311728
Atmos Energy Corp.                        COM            049560105     1945    55457 SH       SOLE                 55457      0    0
Automatic Data Process.                   COM            053015103    13525   242989 SH       SOLE                242989
BB&T Cap Trust VI Pfd Sec                 PFD            05531B201      556    21800 SH       SOLE                 21800
BCE Inc.                                  COM            05534B760      779    18906 SH       SOLE                 18906      0    0
Bank of America Corp. Preferred L         PFD            060505682     3544     3635 SH       SOLE                  3635
Bank of New York                          COM            064058100      357    16248 SH       SOLE                 16248
Becton Dickinson Co                       COM            075887109     7299    97640 SH       SOLE                 97640      0    0
Berkshire Hathaway Inc. - A               COM            084670108      250        2 SH       SOLE                     2      0    0
Berkshire Hathaway Inc. - B               COM            084670702    15767   189215 SH       SOLE                189215
Biomed Realty Tr PFD A                    PFD            09063H206     3426   134465 SH       SOLE                134465
Black Rock Build America Bond Trust       COM            09248X100     3370   146385 SH       SOLE                146385      0    0
Boardwalk Pipeline Partners, LP           COM            096627104      269     9750 SH       SOLE                  9750      0    0
Buckeye Partners LP                       COM            118230101     1197    22940 SH       SOLE                 22940
CSX Corp.                                 COM            126408103      207     9279 SH       SOLE                  9279
Canadian Natural Resources Ltd.           COM            136385101     3569   132917 SH       SOLE                132917
CenterPoint Energy                        COM            15189T107      663    32089 SH       SOLE                 32089      0    0
Chevrontexaco Corp.                       COM            166764100     1013     9599 SH       SOLE                  9599
Cigna Corp.                               COM            125509109      390     8856 SH       SOLE                  8856
Cisco Systems Inc.                        COM            17275r102     6961   405417 SH       SOLE                405417
Coca Cola Company                         COM            191216100      266     3400 SH       SOLE                  3400      0    0
Comcast Corp. 6.6% Pfd.                   PFD            20030N507     1017    40160 SH       SOLE                 40160
CommonWealth Reit Pref D                  PFD            203233408      543    24745 SH       SOLE                 24745      0    0
Commonwealth Reit Preferred P             PFD            203233606     1644    60566 SH       SOLE                 60566
Compass Minerals International            COM            20451N101     4942    64787 SH       SOLE                 64787
ConocoPhillips                            COM            20825C104      465     8314 SH       SOLE                  8314
Constellation Energy Preferred A          PFD            210387205      230     8580 SH       SOLE                  8580
Corts Provident Trust 1 Pfd.              PFD            22080X203      519    18830 SH       SOLE                 18830
Cross Timbers Royalty Trust               COM            22757R109      838    23940 SH       SOLE                 23940
Danaher Corp. Del                         COM            235851102      683    13110 SH       SOLE                 13110      0    0
Devon Energy Corp.                        COM            25179M103     6967   120133 SH       SOLE                120133      0    0
Diageo PLC ADR                            COM            25243Q205      383     3718 SH       SOLE                  3718
Digital Realty Trust, Inc.                PFD            253868806      583    22525 SH       SOLE                 22525
Dominion Resources Inc.                   COM            25746U109     3217    59571 SH       SOLE                 59571
Duke Energy Corp.                         COM            26441C204     2686   116481 SH       SOLE                116481      0    0
Enbridge Energy Mgmt                      COM            29250X103     3155    98684 SH       SOLE                 98684      0    0
Enbridge Energy Ptrs. LP                  COM            29250R106     1225    39796 SH       SOLE                 39796
Energy Transfer Equity L.P.               COM            29273V100      643    15670 SH       SOLE                 15670
Energy Transfer Partners                  COM            29273R109     4168    94326 SH       SOLE                 94326
Enerplus Resources Fund                   COM            292766102     1652   128332 SH       SOLE                128332      0    0
Enterprise Products Pptns Lp              COM            293792107     2325    45374 SH       SOLE                 45374
Exelon Corp.                              COM            30161N101     9417   250313 SH       SOLE                250313      0    0
ExxonMobil Corp.                          COM            30231G102    15716   183660 SH       SOLE                183660      0    0
Felcor Lodging Trust Inc. Pfd. A          PFD            31430F200     1701    64945 SH       SOLE                 64945
Felcor Lodging Trust Inc. Pfd. C          PFD            31430F507     1323    50172 SH       SOLE                 50172      0    0
France Telecom ADS                        COM            35177q105     3918   298835 SH       SOLE                298835      0    0
General Dynamics Corp.                    COM            369550108     4860    73680 SH       SOLE                 73680      0    0
General Electric Co.                      COM            369604103    12133   582186 SH       SOLE                582186

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Gilead Sciences Inc.                      COM            375558103      249     4850 SH       SOLE                  4850      0    0
Google Inc. Cl A                          COM            38259p508     7327    12631 SH       SOLE                 12631      0    0
HSBC USA Inc. Series G Dep Shares         PFD            404288H88      755    33295 SH       SOLE                 33295      0    0
HSBC USA, Inc. Preferred D                PFD            40428H706     1534    61674 SH       SOLE                 61674      0    0
Health Care REIT Inc.                     COM            42217K106     1564    26830 SH       SOLE                 26830      0    0
Horsehead Holding Corp.                   COM            440694305     1012   101600 SH       SOLE                101600      0    0
Intel Corp.                               COM            458140100    11009   413085 SH       SOLE                413085      0    0
International Business Machines Corp.     COM            459200101      388     1982 SH       SOLE                  1982      0    0
Ishares Emerging Markets Fund             COM            464287234      406    10367 SH       SOLE                 10367      0    0
JP Morgan Chase & Co.                     COM            46625H100      221     6174 SH       SOLE                  6174      0    0
Johnson & Johnson                         COM            478160104    14012   207397 SH       SOLE                207397      0    0
Johnson Controls Inc.                     COM            478366107     4914   177350 SH       SOLE                177350      0    0
Kinder Morgan Energy Ptrs.                COM            494550106     4079    51905 SH       SOLE                 51905      0    0
Kinder Morgan Mgmt.                       COM            49455U100     7826   106587 SH       SOLE                106587      0    0
Linn Energy, LLC                          COM            536020100      381    10000 SH       SOLE                 10000      0    0
Lowe's Companies Inc.                     COM            548661107    13445   472761 SH       SOLE                472761      0    0
MFA Mortgage Investments Pfd. A           PFD            55272X201      355    13800 SH       SOLE                 13800      0    0
Magellan Midstream Partners LP COM        COM            559080106      345     4880 SH       SOLE                  4880      0    0
Markel Corp.                              COM            570535104      395      894 SH       SOLE                   894      0    0
Methanex Corp.                            COM            59151K108      861    30925 SH       SOLE                 30925      0    0
Microsoft Corp.                           COM            594918104    12718   415745 SH       SOLE                415745      0    0
National Grid PLC ADR                     COM            636274300     7056   133164 SH       SOLE                133164      0    0
Nextera Energy Corp                       COM            65339F101     1783    25906 SH       SOLE                 25906      0    0
Noble Corp.                               COM            H5833N103     4108   126283 SH       SOLE                126283      0    0
Norfolk Southern Corp.                    COM            655844108      219     3047 SH       SOLE                  3047      0    0
Northeast Utilities                       COM            664397106     1185    30544 SH       SOLE                 30544      0    0
Novartis AG ADR                           COM            66987V109    14161   253328 SH       SOLE                253328      0    0
Nustar Energy LP                          COM            67058H102     1539    28551 SH       SOLE                 28551      0    0
Nuveen Build America Bond Opportunity     COM            67074Q102      410    19017 SH       SOLE                 19017      0    0
Fund
Nuveen Floating Rate Income Fund          COM            67072T108     1046    90272 SH       SOLE                 90272      0    0
Occidental Pete Corp.                     COM            674599105      373     4350 SH       SOLE                  4350      0    0
Oneok Inc.                                COM            682680103      549    12973 SH       SOLE                 12973      0    0
PNC Financial Services Group              COM            693475105     7870   128787 SH       SOLE                128787      0    0
PPL Corp.                                 COM            69351T106      837    30107 SH       SOLE                 30107      0    0
Pembina Pipeline Corp.                    COM            706327103     4551   177708 SH       SOLE                177708      0    0
Penn West Energy Trust                    COM            707887105      807    60268 SH       SOLE                 60268      0    0
Pepsico Inc.                              COM            713448108      514     7278 SH       SOLE                  7278      0    0
Pfizer Inc.                               COM            717081103    10411   452644 SH       SOLE                452644      0    0
Philip Morris International               COM            718172109      271     3108 SH       SOLE                  3108      0    0
Plains All American Pipeline Lp           COM            726503105      389     4817 SH       SOLE                  4817      0    0
Potomac Electric Pwr Co.                  COM            713291102      476    24334 SH       SOLE                 24334      0    0
Procter & Gamble Co.                      COM            742718109    12136   198133 SH       SOLE                198133      0    0
Prudential Financial Inflation            PFD            744320409     1751    64319 SH       SOLE                 64319      0    0
RLJ Lodging Trust                         COM            749607107      212    11700 SH       SOLE                 11700      0    0
SPDR Barclays Capital High Yield Bond     COM            78464A417     1421    36010 SH       SOLE                 36010      0    0
Schlumberger Ltd.                         COM            806857108      223     3442 SH       SOLE                  3442      0    0
Spectra Energy                            COM            847560109     5314   182872 SH       SOLE                182872      0    0
Steel Dynamics, Inc.                      COM            858119100     3255   277726 SH       SOLE                277726      0    0
Sunstone Hotel Investors Pfd. A           PFD            867892200     1056    42390 SH       SOLE                 42390      0    0
TC Pipelines LP                           COM            87233Q108      554    12865 SH       SOLE                 12865      0    0
Telefonica SA ADR                         COM            879382208     1720   131268 SH       SOLE                131268      0    0
Texas Instruments Inc.                    COM            882508104      281     9806 SH       SOLE                  9806      0    0
Thermo Fisher Scientific Inc.             COM            883556102     4791    92295 SH       SOLE                 92295      0    0
Tupperware Corp.                          COM            899896104     4925    89940 SH       SOLE                 89940      0    0
United Parcel Service - B                 COM            911312106     9652   122553 SH       SOLE                122553      0    0
Vanguard Emerging Markets Stock ETF       COM            922042858      206     5167 SH       SOLE                  5167      0    0
Verizon Communications                    COM            92343v104     4610   103735 SH       SOLE                103735      0    0
Virginia Commerce Banccorp Inc.           COM            92778Q109      367    43505 SH       SOLE                 43505      0    0
Vodaphone Group ADR                       COM            92857W209     2968   105328 SH       SOLE                105328      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
WPX Energy, Inc.                          COM            98212B103     1108    68496 SH       SOLE                 68496      0    0
Wal-Mart Stores Inc.                      COM            931142103     5387    77273 SH       SOLE                 77273      0    0
Wellpoint Inc.                            COM            94973V107     9976   156386 SH       SOLE                156386      0    0
Wells Fargo & Co.                         COM            949746101      405    12119 SH       SOLE                 12119      0    0
Wells Fargo & Co. Pfd A                   PFD            949746804     4931     4383 SH       SOLE                  4383      0    0
Westar Energy Inc.                        COM            95709T100     2601    86855 SH       SOLE                 86855      0    0
Wisdom Tree Asia-Pacific ex-Japan Fund    COM            97717W828      310     5075 SH       SOLE                  5075      0    0
Wisdom Tree Small Cap                     COM            97717W562     6111   113738 SH       SOLE                113738      0    0
WisdomTree Emerging Markets               COM            97717W315    11711   226045 SH       SOLE                226045      0    0
Xcel Energy Inc.                          COM            98389B100     1809    63680 SH       SOLE                 63680      0    0
iShares Barclay 1-3 Year Credit Bond      COM            464288646      239     2280 SH       SOLE                  2280      0    0